SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowances deducted from accounts receivable for estimated uncollectible amounts: - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Allowances deducted from accounts receivable for estimated uncollectible amounts:
Balance at Beginning of Period	$ 32,820	$ 31,247	$ 26,873
Additions Charged to Costs and Expenses	72,876	71,984	66,319
Deductions	74,805	70,411	61,945
Balance at End of Period	$ 30,891	$ 32,820	$ 31,247